Intangible Assets - Schedule of Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization, net Total Intangible Assets Subject to Amortization	$ 5,203	$ 4,903
Total accumulated amortization	(4,903)	(4,903)
Total intangible assets, net	300	0
Amortization charge for the 6 months ended June 30,	0	0
Cryptocurrencies
Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization, net Total Intangible Assets Subject to Amortization	300
Patents
Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization, net Total Intangible Assets Subject to Amortization	2,281	2,281
Total accumulated amortization	(2,281)	(2,281)
License Agreements
Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization, net Total Intangible Assets Subject to Amortization	1,699	1,699
Total accumulated amortization	(1,699)	(1,699)
Other Intangibles
Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization, net Total Intangible Assets Subject to Amortization	923	923
Total accumulated amortization	(923)	(923)
Total Intangible Assets Subject to Amortization
Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization, net Total Intangible Assets Subject to Amortization	$ 0	$ 0